Shareholder remuneration system and earnings per share	6 Months Ended
Jun. 30, 2020
Shareholder remuneration system and earnings per share
Shareholder remuneration system and earnings per share	Shareholder remuneration system and earnings per share.
a)   Shareholder remuneration system
The cash remuneration paid by the Bank to its shareholders in the first six months of 2020 and 2019 was as follows:

	30-06-2020			30-06-2019
	% of par value	Euros per share	Amount (Million euros)	% of par value	Euros per share	Amount (Million euros)
Ordinary shares	—	—	—	26.00%	0.130	2,110
Other shares (without vote, redeemable, etc.)	—	—	—	—	—	—
Total remuneration paid	—	—	—	26.00%	0.130	2,110
Dividend paid out of profit	—	—	—	13.00%	0.065	1,055
Dividend paid with a charge to reserves or share premium	—	—	—	13.00%	0.065	1,055
Dividend in kind	—	—	—	—	—	—
Flexible payment	—	—	—	—	—	—
Banco Santander, following the European Central Bank (ECB) recommendation urging financial institutions, given the uncertainty resulting from the COVID-19 emergency, to preserve capital by cancelling the payment of dividends against 2019 and 2020 earnings, decided to cancel the final dividend charged against 2019 earnings and hold a further general shareholders meeting, expected in October 2020, to consider a dividend payment if the uncertainties relating to the COVID-19 crisis are resolved.

The Group, even before the ECB’s announcement, had agreed to cancel the interim dividend charged against 2020 and suspend its decision on 2020 dividends until there was more clarity regarding the impact of the crisis. This decision was taken to ensure the Bank has as much flexibility as possible to allow it to maximise lending and support businesses and individuals affected by the COVID-19 pandemic.

With the current greater visibility and given the Bank's capital strength and the performance of underlying results, the Board intends to propose to the Shareholders' Meeting the payment of a scrip dividend (payable in new shares) equivalent to EUR 0.10 per share, for a total dividend equivalent to EUR 0.20 charged to 2019 results.

In addition, the Bank has accrued 6 basis points of CET1 capital in the quarter to allow the flexibility to pay a cash dividend against 2020 results, as soon as market conditions normalise and subject to regulatory approvals and guidance.
b)   Earnings per share from continuing and discontinued operations
i. Basic earnings per share
Basic earnings per share for the period are calculated by dividing the net profit attributable to the Group for the first six months adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognised in equity by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares held in the period.
Accordingly:

	30-06-2020	30-06-2019
Profit attributable to the Parent (million euros)	(10,798)	3,231
Remuneration of contingently convertible preference shares (million euros)	(278)	(298)
	(11,076)	2,933
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (million euros)	—	—
Profit or Loss from continuing operations (PPC net) (million euros)	(11,076)	2,933
Weighted average number of shares outstanding	16,598,649,355	16,231,374,256
Basic earnings per share (euros)	(0.67)	0.18
Of which: from discontinued operations (euros)	—	—
from continuing operations (euros)	(0.67)	0.18

ii. Diluted earnings per share
Diluted earnings per share for the period are calculated by dividing the net profit attributable to the Group for the first six months adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognised in equity and of perpetual liabilities contingently amortisable in their case by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, warrants and convertible debt instruments).
Accordingly, diluted earnings per share were determined as follows:

	30-06-2020	30-06-2019
Profit attributable to the Parent (million euros)	(10,798)	3,231
Remuneration of contingently convertible preference shares (million euros)	(278)	(298)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	—	—
	(11,076)	2,933
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (million euros)	—	—
Profit or Loss from continuing operations (PPC net) (million euros)	(11,076)	2,933
Weighted average number of shares outstanding	16,598,649,355	16,231,374,256
Dilutive effect of options/receipt of shares	40,016,222	41,832,881
Adjusted number of shares	16,638,665,577	16,273,207,137
Diluted earnings per share (euros)	(0.67)	0.18
Of which: from discontinued operations (euros)	—	—
from continuing operations (euros)	(0.67)	0.18